NOTES PAYABLE (Schedule of Notes Payable) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Less: Debt discount		$ (10,447)
Notes payable	$ 50,000	926,553
Less: Current portion	$ 50,000	$ 812,553
Long-term portion
Adjustment [Member]
Debt Instrument [Line Items]
Less: Current portion	$ 50,000	$ 926,553
Series A Notes Payable Due At Maturity In October 2011 (Past Due) [Member]
Debt Instrument [Line Items]
Notes payable	$ 50,000	50,000
Notes Payable Due At December 1, 2014 (Past Due) [Member]
Debt Instrument [Line Items]
Notes payable		650,000
Unsecured Notes Payable Due At Maturity In September 2015 [Member]
Debt Instrument [Line Items]
Notes payable		114,000
Notes Payable Due April Two Thousand Fifteen [Member]
Debt Instrument [Line Items]
Notes payable		$ 123,000